Income Taxes (Details) - Schedule of taxes payable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Taxes Payable [Abstract]
VAT taxes payable	$ 861,336	$ 345,133
Income taxes payable	4,304,739	2,761,201
Other taxes payable	112,361	26,960
Total	$ 5,278,436	$ 3,133,294